Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 31, 2014
Document Creation Date	dei_DocumentCreationDate	May 16, 2014